SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property And Equipment (Details)	12 Months Ended
Dec. 31, 2021
Computer equipment
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years
Purchased software
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years
Furniture and fixtures | Minimum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years
Furniture and fixtures | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	7 years
Leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
Estimated Useful Life	10 years